Accounts Receivable, Net (Tables)	12 Months Ended
Sep. 30, 2024
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net	Accounts receivable, net consist of the following:
	As of September 30,
	2023	2024
Accounts receivable	—	36,467
Less: Allowance for credit losses	—	191
Total accounts receivable, net	—	36,276

Schedule of Movements of Allowance for Credit Losses	Movements of allowance for credit losses are as follows:
	As of September 30,
	2023	2024
Opening balance	—	—
Acquisition of Alpha Mind	—	277
Recovery	—	(86)
Ending balance	—	191